Other Intangible Assets, Other than Goodwill	12 Months Ended
Dec. 31, 2013
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets Disclosure [Text Block]
Note 8.	Other Intangible Assets, Other than Goodwill

	December 31, 2012
		Weighted
	Gross	average
	carrying	amortization	Accumulated
	amount	period	amortization
	(in thousands)
Amortized intangible assets:
Technology	$11,774	7 years	5,762
Customer relationship	8,100	7 years	6,847
Patents	842	6 years	686
Total	$20,716		13,295
Unamortized intangible assets:
In-process research and development	$722

	December 31, 2013
		Weighted
	Gross	average
	carrying	amortization	Accumulated
	amount	period	amortization
	(in thousands)
Amortized intangible assets:
Technology	$11,774	7 years	7,430
Customer relationship	8,100	7 years	8,004
Patents	842	6 years	770
Total	$20,716		16,204
Unamortized intangible assets:
In-process research and development	$722

Amortization expense for the years ended December 31, 2011, 2012 and 2013 was $2,180 thousand, $2,508 thousand and $2,909 thousand, respectively. Estimated amortization expense for the next five years is $953 thousand in 2014, and $783 thousand in 2015, 2016, 2017 and 2018.